Intangible Assets - Schedule of Cash Generating Unit (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 44,316	£ 46,163
Individual Assets Or Cash Generating Units
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	44,316	46,163
Individual Assets Or Cash Generating Units | Reynolds American Inc.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 33,761	£ 35,117
Pre-tax discount rates	7.30%	7.70%
Individual Assets Or Cash Generating Units | Canada
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 2,335	£ 2,307
Pre-tax discount rates	19.10%	7.50%
Individual Assets Or Cash Generating Units | Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 4,809	£ 5,069
Pre-tax discount rates	6.20%	7.50%
Individual Assets Or Cash Generating Units | South Africa
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 598	£ 605
Pre-tax discount rates	9.30%	10.60%
Individual Assets Or Cash Generating Units | Australia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 711	£ 740
Pre-tax discount rates	6.70%	7.90%
Individual Assets Or Cash Generating Units | Singapore
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 599	£ 615
Pre-tax discount rates	6.40%	6.60%
Individual Assets Or Cash Generating Units | Malaysia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 435	£ 448
Pre-tax discount rates	7.50%	8.20%
Individual Assets Or Cash Generating Units | Other
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 1,068	£ 1,262
Pre-tax discount rates	6.80%	7.90%